Financial Instruments And Financial Risk Management (Tables)	12 Months Ended
Dec. 31, 2022
Financial Instruments [Abstract]
Financial assets measured at fair value
The following tables summarize the Company’s financial instruments as of December 31, 2022 and 2021:

	December 31, 2022
($ in thousands)	Amortized Cost	Level 1	Level 2	Level 3	Total
Financial Assets:
Cash and cash equivalents	$119,341	$—	$—	$—	$119,341
Restricted cash[1]	2,169	—	—	—	2,169
Security deposits[2]	4,367	—	—	—	4,367
Accounts receivable, net	56,492	—	—	—	56,492
Loans receivable, short-term	447	—	—	—	447
Loans receivable, long-term	823	—	—	—	823
Investments	—	136	432	660	1,228

Financial Liabilities:
Accounts payable	$28,093	$—	$—	$—	$28,093
Accrued liabilities	65,161	—	—	—	65,161
Short-term borrowings	18,812	—	—	—	18,812
Current portion of lease liabilities	26,124	—	—	—	26,124
Deferred consideration and other payables, short-term	6	7	—	47,821	47,834
Lease liabilities	156,180	—	—	—	156,180
Deferred consideration, long-term	—	—	—	7,770	7,770
Long-term notes payable and loans payable	469,055	—	—	—	469,055
Other long-term liabilities	7,000	—	—	—	7,000
[1]Restricted cash balances include various escrow accounts related to investments, acquisitions and facility licensing requirements.
[2]Security deposits are included in “Other non-current assets” on the Consolidated Balance Sheets.

	December 31, 2021
($ in thousands)	Amortized Cost	Level 1	Level 2	Level 3	Total
Financial Assets:
Cash and cash equivalents	$223,543	$—	$—	$—	$223,543
Restricted cash[1]	2,559	—	—	—	2,559
Security deposits[2]	3,941	—	—	—	3,941
Accounts receivable, net	43,379	—	—	—	43,379
Loans receivable, short-term	747	—	—	565	1,312
Loans receivable, long-term	505	—	—	—	505
Investments	—	4,710	542	660	5,912

Financial Liabilities:
Accounts payable	$32,278	$—	$—	$—	$32,278
Accrued liabilities	95,442	—	—	—	95,442
Short-term borrowings	19,928	—	—	—	19,928
Current portion of lease liabilities	20,792	—	—	—	20,792
Deferred consideration, contingent consideration and other payables, short-term	5	12	—	71,816	71,833
Derivative liabilities, short-term	—	—	—	1,172	1,172
Lease liabilities	118,936	—	—	—	118,936
Deferred consideration, long-term	—	—	—	17,651	17,651
Long-Term Notes Payable and Loans Payable	465,079	—	—	—	465,079
Other long-term liabilities	7,001	—	—	—	7,001
[1]Restricted cash balances include various escrow accounts related to investments, acquisitions and facility licensing requirements.
[2]Security deposits are included in “Other non-current assets” on the Consolidated Balance Sheets.
The following table presents a rollforward of the balance sheet amounts measured at fair value on a recurring basis and classified as Level 3. The classification of an item as Level 3 is based on inputs for assets or liabilities that are not based on observable market data.

December 31, 2022
Level 3 Fair Value Measurements
($ in thousands)	Loans receivable, short-term	Investments	Deferred consideration and other payables, short-term	Derivative liabilities, short-term	Deferred consideration, long-term
Balance as of December 31, 2021	$565	$660	$71,816	$1,172	$17,651
Change in fair value recorded in Interest expense, net	—	—	900	—	(881)
Change in fair value recorded in Other income, net	—	—	5,647	(1,172)	—
Payments	(1,837)	—	(39,542)	—	—
Change in fair value recorded in Selling, general and administrative	1,272	—	—	—	—
Other[1]	—	—	9,000	—	(9,000)
Balance as of December 31, 2022	$—	$660	$47,821	$—	$7,770
[1] Other relates to reclassifications from long-term to short-term due to the projected dispensary opening dates.

December 31, 2021
Level 3 Fair Value Measurements
($ in thousands)	Loans receivable, short-term	Loans receivable, long- term	Investments	Deferred consideration and other payables, short-term	Derivative liabilities, short-term	Derivative liabilities, long-term	Deferred consideration and contingent, long-term
Balance as of December 31, 2020	$1,517	$20,019	$119	$19,093	$—	$17,505	$7,247
Additions	—	—	593	69,099	—	—	9,026
Change in fair value recorded in Interest expense, net	—	—	—	196	27	(223)	1,378
Change in fair value recorded in Other income, net	—	—	—	(14,743)	(11,897)	(4,231)	—
Payments	(400)	—	—	(1,829)	—	—	—
Settlement	—	(20,019)	(52)	—	—	(9)	—
Change in fair value recorded in Selling, general and administrative	(552)	—	—	—	—	—	—
Other[1]	—	—	—	—	13,042	(13,042)	—
Balance as of December 31, 2021	$565	$—	$660	$71,816	$1,172	$—	$17,651
[1] Other relates to reclassifications from long-term to short-term due to the projected dispensary opening dates.
The following is a summary of Loans receivable, short-term balances and valuation classifications (discussed further below) as of December 31, 2022 and 2021:

($ in thousands)	Valuation classification	December 31, 2022	December 31, 2021
Short-term loans receivable - Lighthouse	Fair value	$—	$565
Short-term loans receivable - Other, net of ECL	Amortized cost	447	—
Interest receivable	Amortized cost	—	747
Total Loans receivable, short-term		$447	$1,312

($ in thousands)	Valuation classification	December 31, 2022	December 31, 2021
Long-term loans receivable - Illinois Incubator, net of ECL	Amortized cost	$823	$100
Long-term loans receivable - Other, net of ECL	Amortized cost	—	405
Total Loans receivable, long-term		$823	$505

Financial liabilities measured at fair value
The following tables summarize the Company’s financial instruments as of December 31, 2022 and 2021:

	December 31, 2022
($ in thousands)	Amortized Cost	Level 1	Level 2	Level 3	Total
Financial Assets:
Cash and cash equivalents	$119,341	$—	$—	$—	$119,341
Restricted cash[1]	2,169	—	—	—	2,169
Security deposits[2]	4,367	—	—	—	4,367
Accounts receivable, net	56,492	—	—	—	56,492
Loans receivable, short-term	447	—	—	—	447
Loans receivable, long-term	823	—	—	—	823
Investments	—	136	432	660	1,228

Financial Liabilities:
Accounts payable	$28,093	$—	$—	$—	$28,093
Accrued liabilities	65,161	—	—	—	65,161
Short-term borrowings	18,812	—	—	—	18,812
Current portion of lease liabilities	26,124	—	—	—	26,124
Deferred consideration and other payables, short-term	6	7	—	47,821	47,834
Lease liabilities	156,180	—	—	—	156,180
Deferred consideration, long-term	—	—	—	7,770	7,770
Long-term notes payable and loans payable	469,055	—	—	—	469,055
Other long-term liabilities	7,000	—	—	—	7,000
[1]Restricted cash balances include various escrow accounts related to investments, acquisitions and facility licensing requirements.
[2]Security deposits are included in “Other non-current assets” on the Consolidated Balance Sheets.

	December 31, 2021
($ in thousands)	Amortized Cost	Level 1	Level 2	Level 3	Total
Financial Assets:
Cash and cash equivalents	$223,543	$—	$—	$—	$223,543
Restricted cash[1]	2,559	—	—	—	2,559
Security deposits[2]	3,941	—	—	—	3,941
Accounts receivable, net	43,379	—	—	—	43,379
Loans receivable, short-term	747	—	—	565	1,312
Loans receivable, long-term	505	—	—	—	505
Investments	—	4,710	542	660	5,912

Financial Liabilities:
Accounts payable	$32,278	$—	$—	$—	$32,278
Accrued liabilities	95,442	—	—	—	95,442
Short-term borrowings	19,928	—	—	—	19,928
Current portion of lease liabilities	20,792	—	—	—	20,792
Deferred consideration, contingent consideration and other payables, short-term	5	12	—	71,816	71,833
Derivative liabilities, short-term	—	—	—	1,172	1,172
Lease liabilities	118,936	—	—	—	118,936
Deferred consideration, long-term	—	—	—	17,651	17,651
Long-Term Notes Payable and Loans Payable	465,079	—	—	—	465,079
Other long-term liabilities	7,001	—	—	—	7,001
[1]Restricted cash balances include various escrow accounts related to investments, acquisitions and facility licensing requirements.
[2]Security deposits are included in “Other non-current assets” on the Consolidated Balance Sheets.
The following table presents a rollforward of the balance sheet amounts measured at fair value on a recurring basis and classified as Level 3. The classification of an item as Level 3 is based on inputs for assets or liabilities that are not based on observable market data.

December 31, 2022
Level 3 Fair Value Measurements
($ in thousands)	Loans receivable, short-term	Investments	Deferred consideration and other payables, short-term	Derivative liabilities, short-term	Deferred consideration, long-term
Balance as of December 31, 2021	$565	$660	$71,816	$1,172	$17,651
Change in fair value recorded in Interest expense, net	—	—	900	—	(881)
Change in fair value recorded in Other income, net	—	—	5,647	(1,172)	—
Payments	(1,837)	—	(39,542)	—	—
Change in fair value recorded in Selling, general and administrative	1,272	—	—	—	—
Other[1]	—	—	9,000	—	(9,000)
Balance as of December 31, 2022	$—	$660	$47,821	$—	$7,770
[1] Other relates to reclassifications from long-term to short-term due to the projected dispensary opening dates.

December 31, 2021
Level 3 Fair Value Measurements
($ in thousands)	Loans receivable, short-term	Loans receivable, long- term	Investments	Deferred consideration and other payables, short-term	Derivative liabilities, short-term	Derivative liabilities, long-term	Deferred consideration and contingent, long-term
Balance as of December 31, 2020	$1,517	$20,019	$119	$19,093	$—	$17,505	$7,247
Additions	—	—	593	69,099	—	—	9,026
Change in fair value recorded in Interest expense, net	—	—	—	196	27	(223)	1,378
Change in fair value recorded in Other income, net	—	—	—	(14,743)	(11,897)	(4,231)	—
Payments	(400)	—	—	(1,829)	—	—	—
Settlement	—	(20,019)	(52)	—	—	(9)	—
Change in fair value recorded in Selling, general and administrative	(552)	—	—	—	—	—	—
Other[1]	—	—	—	—	13,042	(13,042)	—
Balance as of December 31, 2021	$565	$—	$660	$71,816	$1,172	$—	$17,651
[1] Other relates to reclassifications from long-term to short-term due to the projected dispensary opening dates.

Disclosure of Liability-Classified Warrants Fair Value Assumptions	As of December 31, 2021, the fair value of liability-classified warrants was determined using the Black-Scholes option-pricing model utilizing the following assumptions:

2021
Risk-free annual interest rate	0.15%
Expected annual dividend yield	0.0%
Expected stock price volatility	47.3%
Expected life of stock warrants	< 1 year
Forfeiture rate	0%
Share price at period end	$6.62
Strike price at period end	$9.86

Summary of Aging Accounts Receivables
The Company’s aging of Accounts receivables as of December 31, 2022 and 2021 was as follows:

($ in thousands)	2022	2021
0 to 60 days	$49,303	$37,750
61 to 120 days	6,118	4,309
120 days +	3,698	3,540
Total accounts receivable, gross	59,119	45,599
Allowance for doubtful accounts	2,627	2,220
Total accounts receivable, net	$56,492	$43,379

Summary of Contractual Obligations
In addition to the commitments outlined in Note 15, the Company has the following contractual obligations as of December 31, 2022:

($ in thousands)	< 1 Year	1 to 3 Years	3 to 5 Years	Total
Accounts payable & Accrued liabilities	$93,254	$—	$—	$93,254
Deferred consideration, contingent consideration and other payables, short-term	47,834	—	—	47,834
Deferred consideration, long-term	—	7,770	—	7,770
Long-term notes payable and loans payable and Short-term borrowings	18,812	—	469,055	487,867
Other long-term liabilities			7,000	7,000
Total obligations as of December 31, 2022	$159,900	$7,770	$476,055	$643,725